Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations
Discontinued Operations

5.                                      Discontinued Operations

In November 2007, management concluded that its municipal wireless broadband operations were no longer consistent with the Company’s strategic direction and the Company’s Board of Directors authorized management to pursue the divestiture of the Company’s municipal wireless broadband assets. As a result of that decision, the Company classified the municipal wireless broadband assets as held for sale on the Consolidated Balance Sheets and presented the municipal wireless broadband results of operations as discontinued operations for all periods presented. The results of operations for municipal wireless broadband were previously included in the Consumer Services segment. As of December 31, 2008, the Company had completed the divestiture of its municipal wireless broadband assets.

The following table presents summarized results of operations related to the Company’s discontinued operations for the year ended December 31, 2008:

Year Ended December 31, 2008
(in thousands)
Revenues	$1,305
Operating costs and expenses	(4,569)
Impairment, facility exit and restructuring costs	(6,326)
Income tax benefit	1,084
Loss from discontinued operations, net of tax	$(8,506)

During the year ended December 31, 2008, the Company recorded restructuring costs in connection with the 2007 Plan of $6.3 million related to the municipal wireless broadband operations. These charges are reflected within loss from discontinued operations, net of tax, in the Consolidated Statements of Operations. All costs have been paid or otherwise settled.